Deferred revenue	12 Months Ended
Dec. 31, 2014
Revenue Recognition [Abstract]
Deferred revenue
9.	Deferred revenue:

	2014	2013
Deferred revenue on time charters	$21,889	$21,099
Deferred interest on lease receivable	4,143	7,903
Other deferred revenue	8,982	2,824

Deferred revenue	35,014	31,826
Current portion	(27,671)	(27,683)

Deferred revenue	$7,343	$4,143